Revenue and other operating income	12 Months Ended
Dec. 31, 2024
Revenue and other operating income
Revenue and other operating income

7.   Revenue and other operating income

The following table summarizes revenue from contracts with customers for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
In-game purchases	393,854	434,326	459,660
Advertising	27,017	30,223	20,028
Licensing	62	—	—
Total	420,933	464,549	479,688

The following table sets forth revenue disaggregated based on geographical location of our paying users:

	2024	2023	2022
US	143,031	163,818	160,314
Europe	126,210	117,183	101,320
Asia	91,872	111,123	124,322
Other	59,820	72,425	93,732
Total	420,933	464,549	479,688

90% of the Group’s total revenues for the year ended December 31, 2024 was generated by Hero Wars game title (90% - for the year ended December 31, 2023 and 96% for the year ended December 31, 2022. During the years ended December 31, 2024, 2023 and 2022 no individual end customer accounted for more than 10% of our revenues.

The other operating income mainly consists of grant received by Nexters Studio Armenia from the Ministry of Digitalization associated with the personal income tax benefit applicable to our employees in the amounts of 1,768, 1,319 and 306 for the years ended December 31, 2024, 2023 and 2022.